Cover	Sep. 19, 2023
Cover [Abstract]
Document Type	8-K
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Document Period End Date	Sep. 19, 2023
Entity Registrant Name	ELME COMMUNITIES
Entity Address, Address Line One	7550 WISCONSIN AVE
Entity Address, Address Line Two	SUITE 900
Entity Address, City or Town	BETHESDA
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20814
City Area Code	202
Local Phone Number	774-3200
Written Communications	false
Soliciting Material	false
Title of 12(b) Security	Shares of Beneficial Interest
Trading Symbol	ELME
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000104894
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Incorporation, State or Country Code	MD
Entity File Number	001-06622
Entity Tax Identification Number	53-0261100
Entity Addresses [Line Items]
Entity Address, Address Line One	7550 WISCONSIN AVE
Entity Address, Address Line Two	SUITE 900
Entity Address, City or Town	BETHESDA
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20814
Former Address [Member]
Cover [Abstract]
Entity Address, Address Line One	1775 EYE STREET, NW
Entity Address, Address Line Two	SUITE 1000
Entity Address, City or Town	WASHINGTON
Entity Address, State or Province	DC
Entity Address, Postal Zip Code	20006
Entity Addresses [Line Items]
Entity Address, Address Line One	1775 EYE STREET, NW
Entity Address, Address Line Two	SUITE 1000
Entity Address, City or Town	WASHINGTON
Entity Address, State or Province	DC
Entity Address, Postal Zip Code	20006